Others, net (Tables)	12 Months Ended
Dec. 31, 2018
Others, net
Schedule of others non-operating income (expense), net

	For the year ended December 31,
	2016	2017	2018
	RMB	RMB	RMB
Gains from business and investment disposals	1,232,853	74,965	1,320,266
Government financial incentives	721,564	843,447	614,658
Impairment of investments	(542,946)	(139,823)	(593,138)
Foreign exchange gains/(losses), net	(143,125)	213,482	(192,491)
Loss from fair value change of long-term investments	—	—	(1,512,979)
Others	275,030	324,337	458,859
Total	1,543,376	1,316,408	95,175